Important Information Regarding the Federated Funds

SUPPLEMENT TO the STATUTORY prospectuses

For the following Funds' Class A Shares and Class C Shares Prospectuses, please make the change listed below.

Federated Asset Allocation Fund, Federated Bond Fund, Federated Capital Appreciation Fund, Federated Clover Small Value Fund, Federated Clover Value Fund, Federated InterContinental Fund, Federated International Leaders Fund, Federated International Small-Mid Company Fund, Federated International Strategic Value Dividend Fund, Federated Kaufmann Large Cap Fund, Federated Market Opportunity Fund, Federated MDT All Cap Core Fund, Federated MDT Balanced Fund, Federated MDT Large Cap Growth Fund, Federated MDT Small Cap Core Fund, Federated MDT Small Cap Growth Fund, Federated Mid Cap Growth Strategies Fund, Federated Prudent Bear Fund, Federated Prudent DollarBear Fund, Federated Strategic Income Fund, Federated Strategic Value Dividend Fund

Under the heading entitled “How is the Fund Sold?,” please delete “A share- holder in the Fund's Class A Shares may convert their Shares into Institutional Shares of the Fund if the shareholder meets the Institutional Shares' eligibility criteria and investment minimum,” and replace with the following:

“A shareholder in the Fund's Class A Shares or a shareholder in the Fund's Class C Shares whose shares are not subject to a CDSC may convert their Shares into Institutional Shares of the Fund if the shareholder meets the Institutional Shares' eligibility criteria and investment minimum.”

For the following Fund's Class A Shares and Class C Shares Prospectus, please make the change listed below.

Federated Muni and Stock Advantage Fund

Under the heading entitled “How is the Fund Sold?,” please delete the last sentence related to financial intermediary contact information and replace it with the following:

“A shareholder in the Fund's Class A Shares or a shareholder in the Fund's Class C Shares whose shares are not subject to a CDSC may convert their Shares into Institutional Shares of the Fund if the shareholder meets the Institutional Shares' eligibility criteria and investment minimum. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other class or to convert your Shares.”

For the following Fund's Class A Shares and Class C Shares Prospectus, please make the change listed below.

Federated Real Return Bond Fund

Under the heading entitled “How is the Fund Sold?,” please delete “A share- holder in the Fund's A class may convert their Shares into the IS class of the Fund if the shareholder meets the IS class eligibility criteria and investment minimum,” and replace with the following:

“A shareholder in the Fund's A class or a shareholder in the Fund's C class whose shares are not subject to a CDSC may convert their Shares into the IS class of the Fund if the shareholder meets the IS class' eligibility criteria and investment minimum.”

For the following Fund's Class A Shares and Class C Shares Prospectus, please make the change listed below.

Federated Total Return Bond Fund

Under the heading entitled “How is the Fund Sold?,” please delete “A share- holder in the Fund's Class A Shares may convert their Shares into Institutional Shares or Institutional Service Shares of the Fund if the shareholder meets the Institutional Shares' or Institutional Service Shares' eligibility criteria and investment minimum,” and replace with the following:

“A shareholder in the Fund's Class A Shares or a shareholder in the Fund's Class C Shares whose shares are not subject to a CDSC may convert their Shares into Institutional Shares or Institutional Service Shares of the Fund if the shareholder meets the Institutional Shares' or Institutional Service Shares' (effective September 30, 2011, Institutional Service Shares will be redesignated as Service Shares) eligibility criteria and investment minimum.”

In the following Fund's Class C Shares Prospectus, please make the change listed below.

Federated Max-Cap Index Fund

Under the heading entitled “How is the Fund Sold?,” please delete the last sentence related to financial intermediary contact information and replace it with the following:

“A shareholder in the Fund's Class C Shares whose shares are not subject to a CDSC may convert their Shares into Institutional Shares or Institutional Service Shares of the Fund if the shareholder meets the Institutional Shares' or Institutional Service Shares' (effective September 30, 2011, Institutional Service Shares will be redesignated as Service Shares) eligibility criteria and investment minimum. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes or to convert your Shares.”

July 7, 2011

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450896 (7/11)